American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2025

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.6%
Focused Dynamic Growth Fund G Class(2)	266,065	17,773,164
Focused Large Cap Value Fund G Class	12,408,862	126,446,303
Growth Fund G Class	1,330,256	73,297,086
Heritage Fund G Class	1,762,369	48,271,274
Large Cap Equity Fund G Class	2,947,962	144,420,650
Mid Cap Value Fund G Class	4,139,271	63,330,853
Select Fund G Class	250,565	29,123,185
Small Cap Growth Fund G Class	1,005,464	21,909,066
Small Cap Value Fund G Class	2,311,123	21,585,887
		546,157,468
Domestic Fixed Income Funds — 27.9%
Diversified Bond Fund G Class	24,647,706	226,019,462
High Income Fund G Class	6,672,678	56,851,212
Inflation-Adjusted Bond Fund G Class	4,887,455	52,686,766
Short Duration Fund G Class	1,677,838	16,476,374
Short Duration Inflation Protection Bond Fund G Class	1,297,427	13,921,393
		365,955,207
International Equity Funds — 18.9%
Emerging Markets Fund G Class	3,479,036	40,565,563
Global Real Estate Fund G Class	1,766,870	23,039,989
International Growth Fund G Class	5,767,655	76,075,371
International Small-Mid Cap Fund G Class	2,462,565	24,921,156
International Value Fund G Class	5,822,718	57,237,316
Non-U.S. Intrinsic Value Fund G Class	2,818,643	26,269,757
		248,109,152
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	3,625,549	32,412,411
Global Bond Fund G Class	13,608,853	119,213,554
		151,625,965
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,136,297,310)		1,311,847,792
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,311,847,792

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$22,433	—	$2,622	$(2,038)	$17,773	266	$3,683	—
Focused Large Cap Value Fund	144,769	$15,927	24,894	(9,356)	126,446	12,409	2,049	$12,258
Growth Fund	96,742	13,751	21,939	(15,256)	73,298	1,330	13,581	4,270
Heritage Fund	55,821	8,208	10,447	(5,311)	48,271	1,762	4,952	5,914
Large Cap Equity Fund(4)	160,428	20,108	17,658	(18,457)	144,421	2,948	4,162	10,836
Mid Cap Value Fund	74,922	5,767	10,680	(6,678)	63,331	4,139	1,083	5,767
Select Fund	16,440	18,415	2,438	(3,294)	29,123	251	53	1,089
Small Cap Growth Fund	27,133	854	3,653	(2,425)	21,909	1,005	1,056	285
Small Cap Value Fund	27,713	2,268	3,000	(5,395)	21,586	2,311	489	1,708
Diversified Bond Fund	252,156	24,748	54,996	4,111	226,019	24,648	(6,565)	9,173
High Income Fund	62,422	3,445	9,398	382	56,851	6,673	(999)	3,277
Inflation-Adjusted Bond Fund	56,182	2,199	7,618	1,924	52,687	4,887	(1,051)	1,153
Short Duration Fund	14,566	2,988	1,214	136	16,476	1,678	(81)	624
Short Duration Inflation Protection Bond Fund	11,921	2,480	952	473	13,922	1,297	(79)	347
Emerging Markets Fund	47,248	1,428	8,099	(11)	40,566	3,479	855	836
Global Real Estate Fund	25,604	767	3,116	(215)	23,040	1,767	242	767
International Growth Fund	82,996	3,720	10,509	(132)	76,075	5,768	1,376	1,164
International Small-Mid Cap Fund	27,442	768	2,234	(1,055)	24,921	2,463	(45)	738
International Value Fund	61,082	5,479	12,815	3,491	57,237	5,823	1,284	2,916
Non-U.S. Intrinsic Value Fund	29,485	4,950	6,988	(1,177)	26,270	2,819	(556)	3,259
Emerging Markets Debt Fund	35,152	1,477	5,312	1,095	32,412	3,626	(784)	1,207
Global Bond Fund	126,787	6,916	17,206	2,717	119,214	13,609	(2,579)	3,839
	$1,459,444	$146,663	$237,788	$(56,471)	$1,311,848	104,958	$22,126	$71,427
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.